Note 8 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 22, 2018	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Aug. 21, 2018
Statement Line Items [Line Items]
Number of shares under share swap agreement								2,500,000
Value of shares under share swap agreement	$ 23,803							$ 33,803
Cash payments for futures contracts, forward contracts, option contracts and swap contracts, classified as financing activities	$ 10,000		$ 10,000			$ 10,000
Foreign exchange basis curve length					5 years
Aging of accounts receivable, increase (decrease)							$ 62,617
Current [member]
Statement Line Items [Line Items]
Aging of accounts receivable, increase (decrease)							203
No later than one month [member]
Statement Line Items [Line Items]
Aging of accounts receivable, increase (decrease)							19,278
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Aging of accounts receivable, increase (decrease)							12,454
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Aging of accounts receivable, increase (decrease)							8,916
Later than three months [member]
Statement Line Items [Line Items]
Aging of accounts receivable, increase (decrease)							21,764
Not later than one year [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged					50.00%
Not later than one year [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged					100.00%
Later than one year and not later than two years [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged					0.00%
Later than one year and not later than two years [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged					50.00%
Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value		36,861			$ 36,861		36,900
Long-term debt [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 720,500			$ 720,500		$ 740,600
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate		8.75%			8.75%
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 100,000			$ 100,000
Borrowings, interest rate		6.75%			6.75%
The 6.75% convertible bonds [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 160,000			$ 160,000
Borrowings, interest rate		6.75%			6.75%
The 6.5% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate		6.50%			6.50%
Subordinated unsecured 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate		5.75%			5.75%
Level 3 of fair value hierarchy [member] | Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value		$ 32,889			$ 32,889
Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%			10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes					$ 189,649
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes					$ 188,560
Commodity price risk [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%			10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes					$ 196,614
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes					$ 195,525
Currency risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		5.00%			5.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss					$ 7,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)					$ 4,100
Interest rate risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		1.00%			1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss before taxes				$ 361	$ 573
Credit risk [member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic		$ 114,405	213,268		114,405	213,268
Supplier risk [member]
Statement Line Items [Line Items]
Financial assets, at fair value		$ 10,118	$ 6,626		$ 10,118	$ 6,626